RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2013 XPCC 5th Division [Member] CNY	Sep. 30, 2012 XPCC 5th Division [Member] CNY	Sep. 30, 2013 Companies controlled by the Company’s directors [Member] CNY	Sep. 30, 2012 Companies controlled by the Company’s directors [Member] CNY	Sep. 30, 2013 Ex-Shareholders Of State Harvest [Member] CNY	Sep. 30, 2012 Ex-Shareholders Of State Harvest [Member] CNY	Sep. 30, 2013 Liyu [Member] CNY	Sep. 30, 2012 Liyu [Member] CNY
Due to related parties (note 3)	$ 249	1,530	2,769	54	950	1,325	1,366	151	156	0	297